Income Taxes Income Taxes - MEC - Summary of Operating Loss Carryforwards (Details) - MidAmerican Energy Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Federal, state and foreign carryforwards	$ 23
Operating Loss Carryforwards	$ 488
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss and Tax Credit Carry Forwards, Domestic Federal and State, ExpirationDate	2016
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss and Tax Credit Carry Forwards, Domestic Federal and State, ExpirationDate	2034